Current maturities of long term loans (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of current maturities of long term loans [Abstract]
Schedule of Current Maturities of Long Term Loans
Composed as follows:

	Linkage	Interest rate	December 31	December 31
	terms	2017 and 2018	2018	2017
		%	€ in thousands
Current maturities of long term	EURIBOR	1.6-3.5	4,405	1,648
loans (refer to Notes 10 and 11)	Consumer price index in Israel	4.65	1,459	1,455
			5,864	3,103